Document And Entity Information	Aug. 15, 2024
Document Information [Line Items]
Entity, Registrant Name	cbdMD, INC.
Document, Type	8-K/A
Document, Period End Date	Aug. 15, 2024
Entity, Incorporation, State or Country Code	NC
Entity, File Number	001-38299
Entity, Tax Identification Number	47-3414576
Entity, Address, Address Line One	2101 Westinghouse Blvd Suite A
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	445-3060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K date of report 08-15-24
Amendment Flag	true
Entity, Central Index Key	0001644903
Common Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common
Trading Symbol	YCBD
Security Exchange Name	NYSE
SeriesACumulativeConvertiblePreferredStock8 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	8% Series A Cumulative Convertible Preferred Stock
Trading Symbol	YCBD PR A
Security Exchange Name	NYSE